DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION

The following consolidated assets and liabilities information of the Group’s VIE as of December 31, 2024 and 2025, and consolidated revenues, net loss and cash flow information for the years then ended, have been included in the accompanying consolidated financial statements:

	December 31,
	2024	2025
	RMB	RMB
Cash	139,299	159,481
Restricted cash	10,396	7,727
Accounts receivable - third parties, net	112,705	133,813
Accounts receivable - related parties, net*	49,603	51,573
Contract assets	27,752	57,290
Amounts due from related parties	8,575	20,835
Prepayments and other current assets	73,556	59,664
Total current assets	421,886	490,383
Long-term investments	54,052	53,269
Property and equipment, net	6,759	5,029
Operating lease right-of-use assets	6,856	9,214
Intangible assets, net	11,507	9,076
Goodwill	54,427	54,427
Other non-current assets	2,949	2,533
Total assets	558,436	623,931
Accounts payable	84,134	116,020
Contract liabilities	299,010	299,279
Amounts due to related parties**	2,207,995	2,316,709
Operating lease liabilities-current	3,930	5,574
Accrued expenses and other current liabilities	60,321	67,249
Total current liabilities	2,655,390	2,804,831
Operating lease liabilities-non current	2,707	2,186
Deferred income tax liabilities	466	76
Total liabilities	2,658,563	2,807,093

*	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB389 and RMB488 as of December 31, 2024 and 2025.

**	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB154 and RMB391 as of December 31, 2024 and 2025.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	553,910	563,277	495,463
Net loss	(232,856)	(33,078)	(82,869)
Net cash provided by/ (used in) operating activities	(184,395)	46,516	(46,311)
Net cash used in investing activities	(6,700)	(3,216)	(12,508)
Net cash provided by/ (used in) financing activities	218,926	(4,712)	76,333
Net increase in cash and restricted cash	27,831	38,588	17,514
Cash and restricted cash at the beginning of the year	83,275	111,106	149,694
Cash and restricted cash at the end of the year	111,106	149,694	167,208